Vessels, net - Consolidated condensed balance sheets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Balance beginning of period	$ 797,363
Depreciation	(32,151)	$ (31,946)	$ (31,806)
Balance end of period	765,212	797,363
Vessel Cost
Property, plant and equipment
Balance beginning of period	1,175,834	1,171,630	1,167,909
Additions		4,204	3,721
Balance end of period	1,175,834	1,175,834	1,171,630
Accumulated Depreciation
Property, plant and equipment
Balance beginning of period	(378,471)	(346,525)	(314,719)
Depreciation	(32,151)	(31,946)	(31,806)
Balance end of period	(410,622)	(378,471)	(346,525)
Net Book Value
Property, plant and equipment
Balance beginning of period	797,363	825,105	853,190
Additions		4,204	3,721
Depreciation	(32,151)	(31,946)	(31,806)
Balance end of period	$ 765,212	$ 797,363	$ 825,105